[GRAPHIC OMITTED]                                    2344 Spruce Street, Suite A
First Opportunity Fund, Inc.                            Boulder, Colorado  80302
                                                    www.firstopportunityfund.com
                                                                  [303] 444-5483
                                                             Fax  [303] 245.0420
                                                 EMAIL SCMILLER@BOULDERFUNDS.NET


                                 March 19, 2010

VIA EDGAR, EMAIL AND FEDERAL EXPRESS

Vincent J. Di Stefano, Esq.
Senior Counsel
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:  Amendment No. 3 - Schedule 14A - First Opportunity Fund, Inc. (the "Fund")

Dear Mr. Di Stefano:

     This letter regards the Preliminary Schedule 14A Amendment 3 filed by the Fund on March 10, 2010 (the "Proxy Statement") and responds to the comments conveyed by you during our telephone conversation on March 17, 2010. Capitalized terms in this response letter not otherwise defined will have the meaning ascribed to such term in the Proxy Statement.

     In addition to an EDGAR filing of the revised Proxy Statement (with such filing including revision tags to reference changes from the previous EDGAR filing) we will provide copies to you by courier and email; such copies will include a redline of the revised Proxy Statement so that you can easily identify the changes made. In summary, the substantive changes are as follows:

     1. Revisions to Question 18. As discussed, we have removed the first sentence of Question 18 which is a single word: "No." In addition, we have made revisions to Question 18 to provide background and comparisons of the Fund to the PPIP funds which were recently launched.

     2. Additional Disclosure Regarding the Directors. As we discussed, we have provided additional commentary regarding the subjective qualifications of the Directors.

     We acknowledge on behalf of the Fund that: (i) the Fund is responsible for the adequacy and accuracy of the disclosure in this filing; (ii) SEC Staff comments regarding this filing or changes to disclosure in response to SEC Staff comments regarding this filing reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to this filing; and (iii) the Fund may not assert SEC Staff comments as a defense in any proceeding initiated by the SEC or by any person under the federal securities laws of the United States.

     If you have questions regarding the resubmitted Proxy Statement or this response letter, please feel free to contact me at 303-442-2156 or the Fund's independent counsel, Art Zwickel, at 213-683-6161.

                                              Sincerely,

                                              /s/ Stephen C. Miller

                                              Stephen C. Miller

                                              President and General Counsel

Cc: Arthur L. Zwickel, Esq., Paul, Hastings, Janofsky, and Walker LLP The Board of Directors of First Opportunity Fund, Inc.
         Rocky Mountain Advisers, LLC
         Stewart Investment Advisers